Rotable spare parts, furniture and equipment, net - Net carrying value (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2015 MXN ($)
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		$ 4,375,697	$ 2,525,008	$ 293,772	$ 5,782,282	$ 2,549,650
Capitalized borrowing costs	$ 357,920	193,389	95,445
Disposals of capitalized borrowing costs	$ 242,678	110,274	84,936
Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		6,655,478	4,309,387		8,487,429
Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(2,279,781)	(1,784,379)		(2,705,147)
Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		613,098	323,024		1,138,114	501,157
Leasehold improvements to flight equipment | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		2,382,687	1,709,868		3,221,167
Leasehold improvements to flight equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(1,769,589)	(1,386,844)		(2,083,053)
Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		2,783,303	1,206,330		3,672,090	1,583,835
Pre-delivery payments | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		2,783,303	1,206,330		3,672,090
Aircraft parts and rotable spare parts
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		325,644	255,810		375,829	179,947
Aircraft parts and rotable spare parts | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		506,735	393,522		609,232
Aircraft parts and rotable spare parts | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(181,091)	(137,712)		(233,403)
Aircraft spare engines
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		305,278	321,688		288,493
Aircraft spare engines | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		323,410	323,025		323,410
Aircraft spare engines | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(18,132)	(1,337)		(34,917)
Construction and improvements in process
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		193,607	255,374		142,738	140,926
Construction and improvements in process | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		193,607	255,374		142,738
Standardization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		79,401	82,111		76,475	83,886
Standardization | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		192,808	176,975		203,611
Standardization | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(113,407)	(94,864)		(127,136)
Constructions and improvements
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		25,168	35,013		15,235	18,202
Constructions and improvements | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		131,503	120,886		132,446
Constructions and improvements | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(106,335)	(85,873)		(117,211)
Computer equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		9,323	7,200		16,547	4,195
Computer equipment | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		30,113	24,172		44,563
Computer equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(20,790)	(16,972)		(28,016)
Workshop tools
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		2,271	4,585		3,369	4,815
Workshop tools | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		20,500	20,500		23,454
Workshop tools | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(18,229)	(15,915)		(20,085)
Electric power equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		6,254	6,928		5,122	9,033
Electric power equipment | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		15,439	14,818		15,438
Electric power equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(9,185)	(7,890)		(10,316)
Communications equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		4,727	3,555		4,911	3,764
Communications equipment | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		11,229	9,261		12,305
Communications equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(6,502)	(5,706)		(7,394)
Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		4,060	3,618		4,481	4,179
Workshop machinery and equipment | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		8,405	7,240		9,530
Workshop machinery and equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(4,345)	(3,622)		(5,049)
Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		886	1,357		446	1,326
Motorized transport equipment platform | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		5,587	5,703		5,496
Motorized transport equipment platform | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(4,701)	(4,346)		(5,050)
Service carts on board
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		382	758		126	1,453
Service carts on board | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		5,403	5,403		5,403
Service carts on board | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		(5,021)	(4,645)		(5,277)
Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		22,295	17,657		38,306	$ 12,932
Office furniture and equipment | Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		44,749	36,310		66,546
Office furniture and equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net		$ (22,454)	$ (18,653)		$ (28,240)